Financial Liabilities at Amortized Cost	12 Months Ended
Dec. 31, 2025
Financial Liabilities at Amortized Cost [Abstract]
Financial liabilities at amortized cost
20.	Financial liabilities at amortized cost:

The detail of this line item is as follows:

	2025	2024
	MCh$	MCh$

Current accounts and other demand deposits	14,791,870	14,630,797
Time deposits and saving accounts	14,162,408	14,345,223
Obligations by repurchase agreements	286,915	109,794
Borrowings from financial institutions	1,296,751	1,103,468
Debt financial instruments issued	10,800,851	9,690,069
Other financial obligations	367,323	284,479
Total	41,706,118	40,163,830

(a)	Current accounts and other demand deposits:

As of December 31, 2025 and 2024, the composition of current accounts and other demand deposits is as follows:

	2025	2024
	MCh$	MCh$
Current accounts	11,775,903	11,769,419
Other demand obligations	1,801,047	1,750,048
Demand deposits accounts	724,359	652,075
Other demand deposits	490,561	459,255
Total	14,791,870	14,630,797

(b)	Time deposits and saving accounts:

As of December 31, 2025 and 2024, the composition of time deposits and saving accounts is as follows:

	2025	2024
	MCh$	MCh$
Time deposits	13,546,479	13,764,830
Term savings accounts	405,689	374,593
Other term balances payable	210,240	205,800
Total	14,162,408	14,345,223
(c)	Obligations by repurchase agreements:

The Bank obtains financing by selling financial instruments and agreeing to repurchase them in the future, plus interest at a rate established previously. As of December 31, 2025 and 2024, the repurchase agreements are detailed as follows:

	2025	2024
	MCh$	MCh$
Transactions with domestic banks
Repurchase agreements with other banks	—	—
Repurchase agreements with the Central Banks of Chile	—	—
Obligations from securities lending	—	—

Transactions with foreign banks
Repurchase agreements with other banks	—	—
Repurchase agreements with foreign Central Banks	—	—
Obligations from securities lending	—	—

Transactions with other domestic entities
Repurchase agreements	286,915	109,794
Obligations from securities lending	—	—

Transactions with other entities abroad
Repurchase agreements	—	—
Obligations from securities lending	—	—
Total	286,915	109,794

The fair value of the financial instruments delivered as collateral by the Bank and its subsidiaries, in sales transactions with repurchase agreement and securities lending as of December 31, 2025 amounts to Ch$284,572 million (Ch$109,505 million in December 2024). In the event that the Bank and its subsidiaries enter into default or bankruptcy, the counterparty is authorized to sell or deliver these investments as collateral.

(d)	Borrowings from Financial Institutions:

As of December 31, 2025 and 2024, borrowings from financial institutions are detailed as follows:

	2025	2024
	MCh$	MCh$

Foreign banks
Foreign trade financing
Bank of America, N.A.	238,925	124,057
HSBC Bank	208,465	245,469
JP Morgan Chase Bank, N.A.	168,329	—
Caixabank S.A.	147,091	201,802
Citibank N.A.	137,114	2,189
Zurcher Kantonalbank	108,803	90,386
The Bank of New York Mellon	85,533	240,008
Standard Chartered Bank (Hong Kong) Limited	63,261	—
Standard Chartered Bank	2,086	2,685
Commerzbank AG	839	1,417
Wells Fargo Bank N.A.	50	1,890
DZ Bank AG Deutsche	—	41,646
MUFG Bank, LTD	—	71

Borrowings and other obligations
Wells Fargo Bank, N.A.	136,255	150,775
Citibank N.A. United Kingdom	—	986
Deutsche Bank Trust Company Americas	—	87
Subtotal foreign banks	1,296,751	1,103,468

Banco Central de Chile (the Central Bank of Chile)	—	—

Total	1,296,751	1,103,468
(e)	Debt financial instruments issued:

As of December 31, 2025 and 2024, the composition of debt financial instruments issued as follows:

	2025	2024
	MCh$	MCh$

Mortgage finance bonds
Mortgage finance bonds for housing	521	849
Mortgage finance bonds for general purposes	—	1

Bonds
Senior bonds	10,800,330	9,689,219
Mortgage bonds	—	—
Total	10,800,851	9,690,069

During the year ended December 31, 2025 Banco de Chile has placed bonds for Ch$2,742,341 million, which corresponds to Short-Term Bonds and Long-Term Bonds for amounts of Ch$819,195 and Ch$1,923,146 million respectively, according to the following details:

Short-term Bonds

Counterparty	Currency	Amount MCh$	Annual interest rate %	Date of issuance	Maturity date

Wells Fargo Bank	USD	98,630	4.68	01/27/2025	05/02/2025
Wells Fargo Bank	USD	98,630	4.65	01/27/2025	08/01/2025
Wells Fargo Bank	USD	92,519	4.55	03/07/2025	04/07/2025
Wells Fargo Bank	USD	9,252	4.45	03/07/2025	09/05/2025
Wells Fargo Bank	USD	93,634	4.60	06/25/2025	10/01/2025
Wells Fargo Bank	USD	93,062	4.55	06/26/2025	11/03/2025
Wells Fargo Bank	USD	4,653	4.55	06/26/2025	07/31/2025
Wells Fargo Bank	USD	96,646	4.45	08/05/2025	12/08/2025
Wells Fargo Bank	USD	94,372	4.10	10/28/2025	02/06/2026
Wells Fargo Bank	USD	46,310	4.20	11/26/2025	12/29/2025
Wells Fargo Bank	USD	91,487	4.01	12/29/2025	04/02/2026
Total		819,195

Long-Term Bonds

Series	Currency	Amount MCh$	Terms Years	Annual interest rate %	Date of issuance	Maturity date
BCHIFC0721	UF	22,830	5	2.97	03/17/2025	01/01/2030
BCHIFC0721	UF	11,422	5	2.97	03/20/2025	01/01/2030
BCHIFC0721	UF	40,001	5	2.97	03/21/2025	01/01/2030
BCHIFC0721	UF	30,548	5	2.96	04/01/2025	01/01/2030
BCHIFO0721	UF	34,577	7	2.92	04/03/2025	01/01/2032
BCHIFH1221	UF	33,047	6	2.84	04/15/2025	12/01/2030
BCHIGG1121	UF	38,413	10	3.03	04/17/2025	05/01/2035
BCHIHD0424	UF	81,115	10	3.03	04/17/2025	10/01/2034
BCHIFH1221	UF	11,679	6	2.92	05/07/2025	12/01/2030
BCHIGG1121	UF	5,712	10	3.03	05/09/2025	05/01/2035
BCHIHN1223	UF	12,517	15	3.06	05/09/2025	12/01/2039
BCHIFA0222	UF	22,900	3	2.77	05/30/2025	08/01/2028
BCHIFH1221	UF	9,575	6	3.06	05/30/2025	12/01/2030
BCHIFH1221	UF	13,407	6	3.06	06/02/2025	12/01/2030
BCHIFH1221	UF	9,581	6	3.05	06/02/2025	12/01/2030
BCHIFH1221	UF	8,667	6	3.04	06/03/2025	12/01/2030
BCHIFH1221	UF	4,145	6	3.04	06/06/2025	12/01/2030
BCHIFH1221	UF	25,567	6	3.04	06/10/2025	12/01/2030
BCHIFO0721	UF	19,306	7	3.06	06/10/2025	01/01/2032
BCHIGG1121	UF	23,174	10	3.15	07/03/2025	05/01/2035
BCHICI0815	UF	19,989	8	3.14	07/09/2025	02/01/2033
BCHICG0815	UF	49,639	7	3.14	07/10/2025	08/01/2032
BCHICH1215	UF	15,721	8	3.14	07/10/2025	12/01/2032
BCHICI0815	UF	5,996	8	3.14	07/10/2025	02/01/2033
BCHIHW1223	UF	65,578	19	3.21	07/15/2025	06/01/2044
BCHIGB0322	UF	8,589	9	3.18	07/17/2025	09/01/2034
BCHIGB0322	UF	9,557	9	3.16	07/18/2025	09/01/2034
BCHIGB0322	UF	5,747	9	3.13	07/21/2025	09/01/2034
BCHIGB0322	UF	19,187	9	3.11	07/22/2025	09/01/2034
BCHIGG1121	UF	5,718	10	3.11	07/22/2025	05/01/2035
BCHIHW1223	UF	18,489	19	3.19	07/22/2025	06/01/2044
BCHIGG1121	UF	3,870	10	2.99	08/22/2025	05/01/2035
BCHIHN1223	UF	22,894	15	3.06	08/27/2025	12/01/2039
BCHIGG1121	UF	15,519	10	3.01	09/04/2025	05/01/2035
BCHIHW1223	UF	8,374	19	3.12	09/04/2025	06/01/2044
BCHIGA1121	UF	38,815	9	3.05	09/05/2025	05/01/2034
BCHIGD0721	UF	153,769	10	3.09	09/05/2025	01/01/2035
BCHIHI1223	UF	206,194	12	3.13	09/05/2025	06/01/2037
BCHIGA1121	UF	31,211	9	2.99	09/11/2025	05/01/2034
BCHIGA1121	UF	1,951	9	2.99	09/15/2025	05/01/2034
BCHIHW1223	UF	23,076	19	3.12	09/15/2025	06/01/2044
BCHIHN1223	UF	41,978	14	3.03	09/16/2025	12/01/2039
BCHIFU0522	UF	64,527	7	2.91	09/17/2025	11/01/2032
BCHIGA1121	UF	21,475	9	2.99	09/17/2025	05/01/2034
BCHIFU0522	UF	31,288	7	2.91	09/22/2025	11/01/2032
BCHIGA1121	UF	5,862	9	2.98	09/22/2025	05/01/2034
BCHIHH1223	UF	87,021	11	3.08	09/22/2025	12/01/2036
BCHIHH1223	UF	66,367	11	3.07	09/23/2025	12/01/2036
BCHIFU0522	UF	5,873	7	2.90	09/25/2025	11/01/2032
BCHIGA1121	UF	25,525	9	2.99	10/28/2025	05/01/2034
BCHIHW1223	UF	6,410	19	3.03	10/28/2025	06/01/2044
BCHIHW1223	UF	12,850	19	3.02	10/30/2025	06/01/2044
BCHIFU0522	UF	15,573	7	2.89	11/06/2025	11/01/2032
Subtotal UF		1,572,815

Long-Term Bonds

Series	Currency	Amount MCh$	Terms Years	Annual interest rate %	Date of issuance	Maturity date
BONO CHF	CHF	115,739	6	1.1875	06/17/2025	07/15/2031
BONO JPY	JPY	65,260	5	1.635	06/18/2025	06/27/2030
BONO MXN	MXN	50,998	5	TIIE (28 days) + 1.05	07/09/2025	07/17/2030
BONO AUD	AUD	43,101	10	BBSW3M +1.28	10/22/2025	10/30/2035
BONO HKD	HKD	75,233	7	3.735	10/30/2025	11/12/2032
Subtotal other currencies		350,331
Total		1,923,146

During the year ended December 31, 2024 Banco de Chile has placed bonds for Ch$1,012,638 million, which corresponds to Short-Term Bonds and Long-Term Bonds for amounts of Ch$28,049 and Ch$984,589 million respectively, according to the following details:

Short-term Bonds

Counterparty	Currency	Amount MCh$	Annual interest rate %	Issued date	Maturity date
Wells Fargo Bank	USD	28,049	5,46	05/07/2024	08/07/2024
Total		28,049

Long-Term Bonds

Serie	Currency	Amount MCh$	Terms Years	Annual interest rate %	Issued date	Maturity date
BCHIEZ1121	UF	107,462	4	3.72	01/15/2024	05/01/2028
BCHIEZ1121	UF	31,197	4	3.72	01/16/2024	05/01/2028
BCHICE1215	UF	21,998	7	3.20	01/31/2024	12/01/2031
BCHICH1215	UF	7,350	8	3.15	02/08/2024	12/01/2032
BCHIFA0222	UF	32,349	4	3.25	03/15/2024	08/01/2028
BCHIFA0222	UF	19,518	4	3.32	03/21/2024	08/01/2028
BCHIEY1021	UF	12,474	4	3.29	03/22/2024	04/01/2028
BCHIFA0222	UF	14,228	4	3.29	03/25/2024	08/01/2028
BCHIGG1121	UF	12,345	11	3.35	03/26/2024	05/01/2035
BCHIFA0222	UF	3,566	4	3.24	03/27/2024	08/01/2028
BCHIEY1021	UF	17,696	4	3.28	04/04/2024	04/01/2028
BCHIEX0122	UF	9,231	1	3.10	04/12/2024	07/01/2025
BCHIEX0122	UF	14,793	1	3.02	04/17/2024	07/01/2025
BCHIHX1223	UF	32,225	20	3.49	05/08/2024	12/01/2044
BCHIHX1223	UF	11,376	20	3.49	05/09/2024	12/01/2044
BCHIHX1223	UF	5,727	20	3.46	05/17/2024	12/01/2044
BCHIHX1223	UF	15,283	20	3.46	05/22/2024	12/01/2044
BCHIHX1223	UF	37,202	20	3.55	06/04/2024	12/01/2044
BCHIFO0721	UF	3,575	8	3.48	06/06/2024	01/01/2032
BCHIEY1021	UF	3,606	4	3.20	06/10/2024	04/01/2028
BCHIGG1121	UF	8,366	11	3.53	06/11/2024	05/01/2035
BCHIFB1021	UF	21,220	5	3.35	06/12/2024	04/01/2029
BCHIEY1021	UF	12,648	4	3.29	07/09/2024	04/01/2028
BCHIFB1021	UF	39,504	5	3.50	07/09/2024	04/01/2029
BCHIFB1021	UF	1,796	5	3.49	07/09/2024	04/01/2029
BCHIFB1021	UF	5,399	5	3.45	07/10/2024	04/01/2029
BCHIFC0721	UF	37,442	6	3.47	07/11/2024	01/01/2030
BCHIFC0721	UF	7,147	6	3.43	07/12/2024	01/01/2030
BCHIHX1223	UF	7,550	20	3.50	07/18/2024	12/01/2044
BCHIFB1021	UF	25,454	5	3.23	07/23/2024	04/01/2029
BCHIFA0222	UF	18,404	4	3.04	07/24/2024	08/01/2028
BCHIFO0721	UF	19,198	8	2.50	09/27/2024	01/01/2032
BCHIHX1223	UF	94,840	20	2.36	09/30/2024	12/01/2044
BCHIHP1223	UF	220,035	16	2.37	10/01/2024	12/01/2040
Subtotal		932,204

BONO HKD		52,385	10	4.22	02/02/2024	02/09/2034
Subtotal other currencies		52,385
Total		984,589

As of December 31, 2025 and 2024, the Bank has not presented defaults in the payment of principal and interest on its debt instruments. Likewise, there have been no breaches of covenants and other commitments associated with the debt instruments issued.

(f)	Other Financial Obligations:

As of December 31, 2025 and 2024, the detail of other financial obligations as follows:

	2025	2024
	MCh$	MCh$

Other financial obligations in Chile	367,323	284,479
Other financial obligations with the public sector	—	—
Total	367,323	284,479